Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	$ 21,795	$ 27,628
Percentage allocations	31.00%	38.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	919	39,778
Percentage allocations	1.00%	54.00%
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	35,540
Percentage allocations	50.00%
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	5,031
Percentage allocations	7.00%
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	2,043
Percentage allocations	3.00%
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	5,471
Percentage allocations	8.00%
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	90
Percentage allocations	0.00%
Balanced [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category		6,210
Percentage allocations		8.00%
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category		15
Fair Value, Inputs, Level 1 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	29,878	73,631
Percentage allocations	42.00%	100.00%
Fair Value, Inputs, Level 2 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	41,011
Percentage allocations	58.00%
Fair Value, Inputs, Level 3 [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Allocation of Plan Assets [Line Items]
Amounts allocated by category	$ 70,889	$ 73,631
Percentage allocations	100.00%	100.00%